Schedule of classification of financial assets and liabilities according to the valuation hierarchy (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	R$ 362,293	R$ 329,202
Financial liabilities at fair value through profit or loss	2,440,791	5,583,913
[custom:FinancialAssetsAndLiabilities-0]	2,454,129	5,625,942
Stocks [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	13,338	42,029
Savings Account And Overnight [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	701,386	1,220,232
Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	179,071	250,189
Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,451,214	3,662,448
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	324,771	312,515
Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,718	21,371
Trade Accounts Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	335,566	310,265
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	145,355	377,990
Financial liabilities at fair value through profit or loss	(369,304)	(385,696)
Other Titles [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,445
Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	(3,368,431)
Written Option Business Combination [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss		(185,401)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsAndLiabilities-0]	1,259,729	1,846,336
Level 1 of fair value hierarchy [member] | Stocks [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value through other comprehensive income	13,338	42,029
Level 1 of fair value hierarchy [member] | Savings Account And Overnight [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	701,386	1,220,232
Level 1 of fair value hierarchy [member] | Term Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	179,071	250,189
Level 1 of fair value hierarchy [member] | Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	324,771	312,515
Level 1 of fair value hierarchy [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	35,718	21,371
Level 1 of fair value hierarchy [member] | Other Titles [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,445
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsAndLiabilities-0]	1,194,400	3,965,007
Level 2 of fair value hierarchy [member] | Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	4,451,214	3,662,448
Level 2 of fair value hierarchy [member] | Trade Accounts Receivable 1 [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	335,566	310,265
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	145,355	377,990
Financial liabilities at fair value through profit or loss	(369,304)	(385,696)
Level 2 of fair value hierarchy [member] | Exchange rate variation on other liabilities
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss	R$ (3,368,431)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsAndLiabilities-0]		(185,401)
Level 3 of fair value hierarchy [member] | Written Option Business Combination [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at fair value through profit or loss		R$ (185,401)